     As filed with the Securities and Exchange Commission on October 30, 1996
                                                                File No. 2-34215
                                                               File No. 811-1911
           _______________________________________________________________
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 55

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 35
          _________________________________________________________________

                          SCHRODER CAPITAL FUNDS (DELAWARE)
                  (Exact Name of Registrant as Specified in Charter)

                     Two Portland Square, Portland, Maine  04101
                 (Address of Principal Executive Office) (Zip Code)

          Registrant's Telephone Number, including Area Code: 207-879-1900
         ___________________________________________________________________

                               Thomas G. Sheehan, Esq.
                           Forum Financial Services, Inc.
                      Two Portland Square, Portland, Maine 04101
                       (Name and Address of Agent for Service)

                                Scott M. Shepard, Esq.
                              Jacobs Persinger & Parker
                                   77 Water Street
                              New York, New York  10005
         ___________________________________________________________________

     It is proposed that this filing will become effective:

     [x]      immediately upon filing pursuant to Rule 485, paragraph (b)
     [ ]      on [         ] pursuant to Rule 485, paragraph (b)
     [ ]      60 days after filing pursuant to Rule 485, paragraph (a)(1)
     [ ]      on ___________ pursuant to Rule 485, paragraph (a)(1)
     [ ]      75 days after filing pursuant to Rule 485, paragraph (a)(2)
     [ ]      on [         ] pursuant to Rule 485, paragraph (a)(2)
     [ ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 (the "1933 Act") pursuant to

     \\DCBDC\DOCS_FILES-132938.01

     Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1995 was filed with the Commission on or about December 28, 1995.

     Schroder U.S. Smaller Companies Fund is a master/feeder fund. This Post-Effective Amendment No. 55 includes a manually executed signature page for the master fund.

                          SCHRODER CAPITAL FUNDS (DELAWARE)

                          Contents of Registration Statement


     This registration statement consists of the following papers and documents:

     .        Cover Sheet

     .        Contents of Registration Statement

     .        Part C - Other Information

     .        Signature Pages


              This filing is made to update Part C of the Registration Statement. No changes are hereby made to the Prospectuses or Statements of Additional Information of Schroder U.S. Equity Fund, Schroder International Fund (formerly International Equity Fund), Schroder Emerging Markets Fund Institutional Portfolio, Schroder U.S. Smaller Companies Fund or Schroder International Smaller Companies Fund, the other series of Schroder Capital Funds (Delaware).

                              PART C.  OTHER INFORMATION


     ITEM 24.    Financial Statements and Exhibits.

     (a)   Financial Statements

     Included in the Prospectuses for Schroder U.S. Smaller Companies Fund ("Fund"):

           Financial Highlights.

           Incorporated by reference in the Statement of Additional Information for each Fund:

           For the period ended April 30, 1996 - Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Statement of Investments and Notes to Financial Statements; for the fiscal year ended October 31, 1995 - Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets; for fiscal years ended 1993 and 1994, Statement of Investments, Notes to Financial Statements, Report of Independent Accountants (for the Fund, filed with the Securities and Exchange Commission on January 9, 1995 as part of the Registrant's Annual Report for such Fund pursuant to Rule 30b-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference)

     (b)   Exhibits:

           (1) Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust") (filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

           (2)    None.

           (3)    None.

           (4)    (a) Sections 2.04 and 2.06 of Registrant's Trust Instrument
                      provide as follows:

                      "Section 2.04  Transfer of Shares.  Except as otherwise
                  provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                      "Section 2.06  Establishment of Series.  The Trust
                  created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

                      "All references to Shares in this Trust Instrument shall
                  be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

                      "Each Share of a Series of the Trust shall represent an
                  equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

     (5) Form of Investment Advisory Contract between the Trust and Schroder Capital Management International Inc. (filed as Exhibit 5 to Registrant's Post-Effective Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

     (6) Form of Master Distribution Contract and Supplement to be between the Trust and Schroder Fund Advisors Inc. (filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

     (8) Form of Global Custody Agreement to be between the Trust and The Chase Manhattan Bank, N.A. (filed as Exhibit 8 to Registrant's Post-Effective Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

     (9)   (a)    Form of Administration Agreement with Schroder Fund Advisors
                  Inc. (filed as Exhibit 9(a) to Registrant's Post-Effective
                  Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

           (b) Form of Sub-Administration Agreement with Forum Financial Services, Inc. (filed as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

           (c) Form of Administrative Services Agreement with Schroder Fund Advisors Inc. with respect to Schroder U.S. Smaller Companies Fund (to be filed).

           (d) Form of Administrative Services Agreement with Forum Financial Services, Inc. with respect to Schroder U.S. Smaller Companies Fund (to be filed).

           (e) Form of Transfer Agency Agreement with Forum Financial Corp. (filed as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

           (f) Form of Fund Accounting Agreement with Forum Financial Corp. (filed as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

     (10) Opinion of Jacobs Persinger & Parker as to legality of shares to be issued by the Trust (filed as Exhibit 10(d) to Registrant's Post-Effective Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

     (11) Consent of Coopers & Lybrand L.L.P., independent accountants (previously filed as Exhibit 11 to Registrant's Post-Effective Amendment No. 54 on August 30, 1996).

     (15)  (a)    Form of Master Distribution Plan adopted by Registrant (filed as Exhibit 15(a) to Registrant's Post-Effective Amendment No.
                  46 on January 9, 1996, and incorporated herein by reference).

           (b) Form of Distribution Plan Supplement (filed as Exhibit 15(b) to Registrant's Post-Effective Amendment No. 46 on January 9, 1996, and incorporated herein by reference).

     (17) Financial Data Schedule (filed as Exhibit 17 to Registrant's Post-Effective Amendment No. 54 on August 30, 1996 and incorporated herein by reference.)


     Other Exhibits:

           Copies of Powers of Attorney pursuant to which Trustees have signed this Post-Effective Amendment (filed as Other Exhibits to Post-Effective Amendment No. 44 on October 11, 1995, and incorporated herein by reference).

           Copy of Power of Attorney pursuant to which Mr. Jackowitz has signed this Post-Effective Amendment (filed as an Other Exhibit to Post-Effective Amendment No. 44 on October 11, 1995, and incorporated herein by reference).

     ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           None.

     ITEM 26.   NUMBER OF HOLDERS OF SECURITIES.

                       (1)                               (2)

                 Title of Class                     Number of Record
                                                       Holders as of
                                                   September 30, 1996
                                                   ------------------

       Schroder U.S. Equity Fund                         616

       Schroder International Fund                       905

       Schroder U.S. Smaller Companies Fund               12

       Schroder Emerging Markets Fund
         Institutional Portfolio                          21

       Schroder Latin American Fund                       1

       Schroder International Smaller
         Companies Fund                                   0

       Schroder Global
         Asset Allocation Fund                            0


     ITEM 27.   INDEMNIFICATION.

           In accordance with Section 3803 of the Delaware Business Trust Act,
     SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

           "5.2.  Indemnification.

           "(a)   Subject to the exceptions and limitations contained in
           Section (b) below:

              "(i)    Every Person who is, or has been, a Trustee or officer of
              the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

              "(ii)   The words "claim," "action," "suit," or "proceeding"
              shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           "(b)   No indemnification shall be provided hereunder to a Covered
           Person:

              "(i)    Who shall have been adjudicated by a court or body before
              which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

              "(ii)   In the event of a settlement, unless there has been a
              determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                  "(A)  By the court or other body approving the settlement;

                  "(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                  "(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

              provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

              "(c)    The rights of indemnification herein provided may be
              insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

              "(d)    Expenses in connection with the preparation and
              presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
              Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this
              Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this
              Section 5.2.

              "(e)    Conditional advancing of indemnification monies under
              this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

              "(f)    In case any Holder or former Holder of any Series shall
              be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

           (a) Schroder Capital Management International Inc. ("SCMI") provides advisory services to individuals, businesses and other entities (including registered investment companies). SCMI is a wholly-owned United States subsidiary of Schroders Incorporated, the wholly-owned United States holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries worldwide.

           (b) Several of SCMI's officers and/or directors also serve as officers and/or directors of, or are employed by, various other entities within the Schroder Group.

           The following are the directors and principal officers of SCMI, including their business connections which are of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI which provides investment management services to international clients located principally in the United States.

           David M. Salisbury, Chairman & Chief Executive. Mr. Salisbury is also the Joint Chief Executive Officer and Director of Schroder Ltd. and Director of Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Santa Monica, California, an investment advisory company and DFA Securities Inc., a broker dealer subsidiary of Dimensional Fund Advisors Inc. located at the same address. Until October 1992 Mr. Salisbury was Chairman of Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York, a broker dealer. Mr. Salisbury is a director or former director of various investment trust companies and closed end investment companies for which SCMI and/or its affiliates provide investment services.

           John S. Ager, Senior Vice President. Mr. Ager is also a Director of Schroder Ltd.

           Richard R. Foulkes, Deputy Chairman. Mr. Foulkes is also an Executive Vice President of Schroder Ltd.

           David Gibson, Director. Mr. Gibson is also a Director of Schroder Ltd., a Director of Schroder Investment Management Limited, and a Director of Schroder Wertheim Investment Services, an SCMI affiliate.

           C. John Govett, Director. Mr. Govett is also a Director of Schroder Ltd., Schroder Investment Management Limited, Schroder Personal Investment Management (investment adviser), Schroder Ventures Limited (investment adviser) and Schroder Venture International Holdings Limited (investment adviser). He is Chairman and Director of Schroder Properties Limited. He is also Director of several investment companies for which SCMI and/or its affiliates provide investment services.

           Sharon L. Haugh, Director. Ms. Haugh is also a Director of Schroder Ltd., a Director of Schroder Advisors and Deputy Chairman of Schroder Wertheim Investment Services, an SCMI affiliate.

           Laura E. Luckyn-Malone, Managing Director. Ms. Luckyn-Malone is also a Managing Director of Schroder Ltd., President and Director of a closed-end investment company for which SCMI and/or its affiliates provide investment services, President and Trustee of an open-end investment company for which SCMI and/or its affiliates provide investment services and Chairman, President & Director of Schroder

           Advisors. Ms. Luckyn-Malone is also a Director of Schroder Wertheim Investment Services, an affiliate of SCMI.

           Gavin D.L. Ralston, Director. Mr. Ralston is also a Director of Schroder Ltd.

           Mark J. Smith, Director. Mr. Smith is also a Director, Schroder Ltd. and Schroder Investment Management (Guernsey) Limited, an investment management company, and Director and a Vice President of Schroder Advisors. Mr. Smith is also a director of various investment trusts and open-end investment companies for which SCMI and/or its affiliates provide investment services.

           John A. Troiano, Managing Director. Mr. Troiano is also a Managing Director of Schroder Ltd., Director of Schroder Advisors and Vice President of open-end investment companies for which Schroder and/or its affiliates provide investment services.

           Jane Lucas, Director. Ms. Lucas is also a director Schroder Wertheim Investment Services, an affiliate of SCMI and an officer of various open-end investment companies for which SCMI and/or its affiliates provide investment services.

           Andrew R. Barker, First Vice President. Mr. Barker is also a First Vice President of Schroder Ltd.

           J. Ann Bonathan, First Vice President. Ms. Bonathan is also a First Vice President of Schroder Ltd. Until December 1994, Ms. Bonathan was Deputy Head of Custody Operations of SG Warburg, 1 Finsbury Avenue, London, merchant bankers.

           John D. Burns, First Vice President. Mr. Burns is also a First Vice President of Schroder Ltd.

           Heather F. Crighton, First Vice President. Ms. Crighton is also a Vice President of Schroder Ltd.

           Louise Crouset, Director. Mr. Crouset is also a Director of Schroder Ltd.

           Robert C. Davy, Director. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

           Margaret H. Douglas-Hamilton, Secretary. Ms. Douglas-Hamilton is also a First Vice President and General Counsel of Schroders Incorporated, 787 Seventh Avenue, New York, New York, the holding company for various United States based SCMI affiliates. Ms. Douglas-Hamilton is also Secretary to various SCMI affiliates, including Schroder Advisors and Schroder Wertheim Investment Services.

           Abdallah Nauphal, Director.

           Joshua Shapiro, First Vice President.

           John Stainsby, First Vice President. Mr. Stainsby is also First Vice President of Schroder Ltd.

           Fariba Talebi, Group Vice President. Ms. Talebi is also an officer of various open end investment companies for which SCMI and/or its affiliates provide investment services.

           Jan Kees van Heusde, First Vice President. Mr. van Heusde is also First Vice President of Schroder Ltd.

           Patrick Vermeulen, First Vice President. Mr. Vermeulen is also First Vice President of Schroder Ltd.

           Mark J. Astley, First Vice President, Assistant Director.

           William H. Barnes, Vice President.

           Susan M. Belson, Vice President.

           Mark Bridgeman, Analyst/Fund Manager. Mr. Bridgeman is also a Fund Manager of Schroder Ltd.

           Alan Gilston, Vice President.

           Donald Farquharson, First Vice President, Assistant Director.

           James Gray, Vice President. Mr. Gray is also a Senior Vice President of Schroder Advisors and a Vice President of Schroder Wertheim Investment Services, an SCMI affiliate. During the last two years, Mr. Gray has been a Mutual Fund Administrator at Furman Selz, 230 Park Avenue, New York City, NY, a broker dealer and prior to that, a Mutual Fund Administrator with Concord Holdings Corp., 125 West 55th Street, New York City, a Mutual Fund Administration business.

           David Harris, Assistant Vice President.

           Robert A. Jackowitz, Vice President. Mr. Jackowitz is also Treasurer of Schroder Wertheim Investment Services, an SCMI affiliate and various open- and closed-end investment companies for which SCMI and/or its affiliates provide investment services.

           Clare L. Latham, Vice President. Ms. Latham is also an Investment Manager of Schroder Ltd.

           Catherine A. Mazza, First Vice President. Ms. Mazza is also a Senior Vice President of Schroder Advisors and a Vice President of various open-end and closed-end investment companies for which SCMI and/or its affiliates provide investment services. Until September 1994, Ms. Mazza was a Vice President of Alliance Capital, 1345 Sixth Avenue, New York, NY 10105, an investment adviser.

           Robert J. Martorana, Vice President.

           Thomas Melendez, Vice President. Until October 1994, Mr. Melendez was a Vice President of NatWest Securities, 175 Water Street, New York, NY, an investment adviser.

           Connie Moak-Mazur, Marketing, Client Services. Ms. Moak-Mazur is also a Group Vice President of Schroder Wertheim Investment Services, an affiliate of SCMI. Until June 1995, Ms. Moak-Mazur was in Marketing and Client Services at Wasser Stein Perells, 31 West 52nd Street, New York, NY, an investment bank.

           Erick Richter, Assistant Vice President.

           Ellen B. Sullivan, First Vice President.

           Ira L. Unschuld, First Vice President. Mr. Unschuld is also an officer of various open end investment companies for which SCMI and/or its affiliates provide investment services.

           Herve van Caloen, First Vice President. During the last two years, Mr. Van Caloen was a Portfolio Manager at Provident Capital Management, Philadelphia, PA, an Investment Adviser.

           Dawn M. Vroegop, Vice President.

     ITEM 29.   PRINCIPAL UNDERWRITERS.

           (a) Schroder Fund Advisors, Inc., the Registrant's principal underwriter, also serves as principal underwriter for WSIS Series Trust.

           (b) Following is information with respect to each officer and director of Schroder Fund Advisors Inc., the Distributor of the shares of International Equity Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund and Schroder Latin American Fund (each a series of the Registrant):

       Name and Principal               Position and Offices             Position and Offices
       Business Address*                with Distributor                 with Registrant
       ------------------               --------------------             --------------------


       Laura E. Luckyn-Malone           Chairman, President and          Director and President
                                        Director

       Sharon L. Haugh                  Director                         None

       Mark J. Smith                    Director and Vice President      Director and Vice President

       John A. Troiano                  Director                         Vice President

       Margaret H. Douglas-Hamilton     Secretary                        Secretary

       Catherine A. Mazza               Senior Vice President            Vice President

       Robert Jackowitz                 Treasurer                        Treasurer


           * Address for each is 787 Seventh Avenue, New York, New York 10019 except for John A. Troiano and Mark J. Smith each of whose address is 33 Gutter Lane, London, England.

           (c)    Inapplicable.

     ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.

           The accounts, books and other documents required to be maintained by Registrant with respect to Schroder U.S. Smaller Companies Fund pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Schroder Capital Management International Inc. and Schroder Fund Advisors Inc., 787 Seventh Avenue, New York, New York 10019, except that certain items will be maintained at the following locations:

           (a) Forum Financial Corp., Two Portland Square, Portland, Maine 04101 (shareholder records).

           (b) Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101 (corporate minute book).

     ITEM 31.     MANAGEMENT SERVICES.

           Inapplicable.

     ITEM 32.   UNDERTAKINGS.

           Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 14th day of October, 1996.

                      SCHRODER CAPITAL FUNDS (DELAWARE)

                      By:  /s/ Laura E. Luckyn-Malone
                           ----------------------------
                           Laura E. Luckyn-Malone
                           President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capabilities indicated on the 14th day of October, 1996.

       Signatures                                     Title
       ----------                                     -----

       (a)   Principal Executive Officer

             /s/ Laura E. Luckyn-Malone
             ---------------------------
             Laura E. Luckyn-Malone                   President and Trustee

       (b)   Principal Financial and Accounting

             ROBERT JACKOWITZ*                        Treasurer

       (c)   Majority of the Trustees

             /s/ Laura E. Luckyn-Malone
             ---------------------------
             Laura E. Luckyn-Malone                   Trustee

             PETER E. GUERNSEY*                       Trustee

             JOHN I. HOWELL*                          Trustee

             HERMANN C. SCHWAB*                       Trustee

             MARK J. SMITH*                           Trustee

     *By: /s/ Thomas G. Sheehan
          ----------------------
          Thomas G. Sheehan, Attorney-in-Fact

                                     SIGNATURES

     On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Schroder Capital Funds (Delaware) to be signed in the City of New York and State of New York on the 14th day of October, 1996.

                      SCHRODER CAPITAL FUNDS

                      By:  /s/ Laura E. Luckyn-Malone
                           ---------------------------
                           Laura E. Luckyn-Malone
                           President

     This amendment to the Registration Statement of Schroder Capital Funds (Delaware) has been signed below by the following persons in the capacities indicated on the 14th day of October, 1996.

     Signatures                                         Title
     ----------                                         -----

     (a)  Principal Executive Officer


          /s/ Laura E. Luckyn-Malone                    President and Trustee
          --------------------------
          Laura E. Luckyn-Malone

     (b)  Principal Financial and Accounting
          Officer

          ROBERT JACKOWITZ*                             Treasurer


     *By: /s/ Thomas G. Sheehan
          ----------------------
          Thomas G. Sheehan, Attorney-in-Fact

     (c)  Majority of the Trustees


          /s/ Laura E. Luckyn-Malone                    Trustee
          --------------------------
          Laura E. Luckyn-Malone

          PETER E. GUERNSEY*                            Trustee
          JOHN I. HOWELL*                               Trustee
          HERMANN C. SCHWAB*                            Trustee
          MARK J. SMITH*                                Trustee

     *By: /s/ Thomas G. Sheehan
          ----------------------
          Thomas G. Sheehan, Attorney-in-Fact